Commitments and Contingencies (Details) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	$ 28,476	$ 24,097
Commitments to extend credit | Other Consumer
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	4,767	2,816
Commitments to extend credit | Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	4,744	11,018
Standby letter of credit | Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	135	0
Unused lines of credit | Home equity lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	5,181	1,873
Unused lines of credit | Kwik cash and lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	1,233	1,196
Unused lines of credit | Consumer construction
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	101	0
Unused lines of credit | Commercial construction
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	3,454	3,301
Unused lines of credit | Commercial lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contract or Notional Amount	$ 8,861	$ 3,893
Minimum | Commitments to extend credit | Other Consumer
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed interest rate	4.85%	3.74%
Minimum | Commitments to extend credit | Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed interest rate	2.79%	3.88%
Maximum | Commitments to extend credit | Other Consumer
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed interest rate	8.38%	8.74%
Maximum | Commitments to extend credit | Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed interest rate	4.75%	5.75%